CONSOLIDATED STATEMENTS OF SHAREHOLDERS ' EQUITY - USD ($) $ in Thousands	Total	Class A Ordinary Shares [Member]	Class B Ordinary Shares [Member]	Common Stock [Member] Class A Ordinary Shares [Member]	Common Stock [Member] Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Losses [Member]	Participation Interest [Member]
BEGINNING BALANCE at Dec. 31, 2015	$ 1,059,347			$ 18	$ 0	$ 1,512,844	$ 427	$ (453,942)	$ 0
BEGINNING BALANCE (in shares) at Dec. 31, 2015				181,279,400	0
Net loss for the year	(242,789)			$ 0	$ 0	0	0	(242,789)	0
Changes in fair values of interest rate swap agreements	61			0	0	0	61	0	0
Foreign currency translation adjustments	0
Loss on purchase of property and equipment from an affiliated company	(139)			0	0	(139)	0	0	0
ENDING BALANCE at Dec. 31, 2016	816,480			$ 18	$ 0	1,512,705	488	(696,731)	0
ENDING BALANCE (in shares) at Dec. 31, 2016				181,279,400	0
Net loss for the year	(76,437)			$ 0	$ 0	0	0	(76,437)	0
Changes in fair values of interest rate swap agreements	0
Foreign currency translation adjustments	0
ENDING BALANCE at Dec. 31, 2017	740,043			$ 18	$ 0	1,512,705	488	(773,168)	0
ENDING BALANCE (in shares) at Dec. 31, 2017				181,279,400	0
Net loss for the year	(20,745)			$ 0	$ 0	0	0	(21,598)	853
Changes in fair values of interest rate swap agreements	0
Foreign currency translation adjustments	(18,774)			0	0	0	(14,551)	0	(4,223)
Exchange of Class A ordinary shares to Class B ordinary shares	0			$ (7)	$ 7	0	0	0	0
Exchange of Class A ordinary shares to Class B ordinary shares, shares		72,511,760	72,511,760	(72,511,760)	72,511,760
Shares issued, net of offering expenses	399,209			$ 13	$ 0	399,196	0	0	0
Shares issued, net of offering expenses, shares				133,050,376	0
Participation Interest resulted from Organizational Transactions and the Offering (as described in Note 1)	0			$ 0	$ 0	(256,299)	0	0	256,299
ENDING BALANCE at Dec. 31, 2018	1,096,401			$ 24	$ 7	1,655,602	(14,063)	(798,098)	252,929
ENDING BALANCE (in shares) at Dec. 31, 2018				241,818,016	72,511,760
Cumulative-effect adjustment upon adoption of New Revenue Standard	$ (3,332)			$ 0	$ 0	$ 0	$ 0	$ (3,332)	$ 0